Document and Entity Information Document	Feb. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 09, 2021
Entity Registrant Name	StepStone Group Inc.
Entity Central Index Key	0001796022
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39510
Entity Tax Identification Number	84-3868757
Entity Address, Address Line One	450 Lexington Avenue, 31st Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	351-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	STEP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false